Risk information - Credit exposure (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Risk information
Financial assets.	kr 305,065	kr 294,327
Committed undisbursed loans	52,150	50,814
AAA
Risk information
Financial assets.	110,898	101,310
Committed undisbursed loans	48,246	47,644
AA+ to A-
Risk information
Financial assets.	107,653	105,408
Committed undisbursed loans	1,307	1,626
BBB+ to BBB-
Risk information
Financial assets.	63,830	65,598
Committed undisbursed loans	807	1,253
BB+ to B-
Risk information
Financial assets.	22,684	21,962
Committed undisbursed loans	1,790	290
CCC to D
Risk information
Financial assets.		49
Committed undisbursed loans		1
Cash and cash equivalents
Risk information
Financial assets.	1,362	2,416
Cash and cash equivalents | AAA
Risk information
Financial assets.	711	634
Cash and cash equivalents | AA+ to A-
Risk information
Financial assets.	651	1,782
Treasuries/government bonds
Risk information
Financial assets.	8,344	11,117
Treasuries/government bonds | AAA
Risk information
Financial assets.	2,191	2,365
Treasuries/government bonds | AA+ to A-
Risk information
Financial assets.	6,153	8,752
Other interest-bearing securities except loans
Risk information
Financial assets.	53,906	48,665
Other interest-bearing securities except loans | AAA
Risk information
Financial assets.	20,092	10,882
Other interest-bearing securities except loans | AA+ to A-
Risk information
Financial assets.	33,284	32,331
Other interest-bearing securities except loans | BBB+ to BBB-
Risk information
Financial assets.	530	5,452
Loans in the form of interest-bearing securities
Risk information
Financial assets.	43,627	36,781
Loans in the form of interest-bearing securities | AA+ to A-
Risk information
Financial assets.	9,785	8,182
Loans in the form of interest-bearing securities | BBB+ to BBB-
Risk information
Financial assets.	29,622	24,488
Loans in the form of interest-bearing securities | BB+ to B-
Risk information
Financial assets.	4,220	4,111
Loans to credit institutions
Risk information
Financial assets.	27,010	27,725
Loans to credit institutions | AAA
Risk information
Financial assets.	2,285	2,663
Loans to credit institutions | AA+ to A-
Risk information
Financial assets.	23,455	23,161
Loans to credit institutions | BBB+ to BBB-
Risk information
Financial assets.	1,205	1,480
Loans to credit institutions | BB+ to B-
Risk information
Financial assets.	65	421
Loans to the public
Risk information
Financial assets.	163,848	161,094
Loans to the public | AAA
Risk information
Financial assets.	85,619	84,766
Loans to the public | AA+ to A-
Risk information
Financial assets.	28,503	25,878
Loans to the public | BBB+ to BBB-
Risk information
Financial assets.	31,327	32,971
Loans to the public | BB+ to B-
Risk information
Financial assets.	18,399	17,430
Loans to the public | CCC to D
Risk information
Financial assets.		49
Derivatives
Risk information
Financial assets.	6,968	6,529
Derivatives | AA+ to A-
Risk information
Financial assets.	5,822	5,322
Derivatives | BBB+ to BBB-
Risk information
Financial assets.	kr 1,146	kr 1,207